Subsequent Events (Details)			3 Months Ended	12 Months Ended
	Apr. 28, 2022 shares	Apr. 14, 2022 $ / shares shares	Mar. 31, 2021 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Mar. 31, 2022 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Subsequent Events (Details) [Line Items]
Number of shares, granted					28,350,160
Exercise price per share (in Dollars per share) | $ / shares					$ 6.28
Stock options held by the former				33,503,657	34,737,967		7,578,503	8,810,178
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Number of shares, granted		1,800,000
Number of executive officer		2
Exercise price per share (in Dollars per share) | $ / shares		$ 5.69
Transition services initial term period		18 months
Forecast [Member]
Subsequent Events (Details) [Line Items]
Granted shares						38,566
Terminated Executive Officer [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Stock options held by the former		1,122,100
Remaining exercisable period		3 months
RSUs [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Granted shares	513,067
PSUs [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Granted shares	432,366
Capped Non-vested Shares Units [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Non-vested capped restricted share units		2,860,713